Leases - Summary of information about leases of lessor in income statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessor [abstract]
Interest on lease receivables	£ 5	£ 6	£ 9
Income from subleasing right-of-use assets (within other income)	£ 4	£ 2	£ 7